WARRANTS (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2009	Apr. 04, 2008	Dec. 31, 2010 Series D shares	Dec. 31, 2009 Series D shares	Apr. 04, 2008 Series D shares	Jul. 31, 2010 Tranche 3 Warrants	Dec. 31, 2010 Tranche 3 Warrants	Jul. 02, 2009 Tranche 3 Warrants	Jan. 31, 2011 Tranche 4 Warrants	Dec. 31, 2010 Tranche 4 Warrants	Dec. 31, 2010 Tranche 4 Warrants	Jul. 02, 2009 Tranche 4 Warrants	Jul. 02, 2009 Pre-amendment	Dec. 31, 2008 Series D warrants	Apr. 04, 2008 Series D warrants Series D shares	Dec. 31, 2009 2009 Series D warrants	Jul. 02, 2009 2009 Series D warrants	Dec. 31, 2009 2009 Series D warrants Series D shares	Oct. 15, 2009 2009 Series D warrants Series D shares	Apr. 04, 2008 2009 Series D warrants Series D shares	Jul. 02, 2009 2009 Series D warrants Pre-amendment	Apr. 04, 2008 2010 Series D warrants Series D shares	Jul. 02, 2009 2010 Series D warrants Pre-amendment
Series D warrants
Number of warrants (in shares)			302,152,880							75,538,220				151,076,440	302,152,880				75,538,220				100,717,630		201,435,250
Number of issued on exercise of warrants					226,614,660	75,538,220	132,052,010	75,538,220													75,538,220
Number of issued on exercise of warrants (in shares)												151,076,440
Proceeds from exercise of warrants	$ 198,090	$ 84,106						$ 84,106			$ 198,090									$ 63,398
Exercise of 2010 Series D warrants								(14,432)	(14,432)				(81,413)
Warrants classified as liability, fair value				9,165			118,074					81,743	81,743			63,710	9,165	17,007				705		8,460
Amount due from related party		$ 198,090										$ 198,090	$ 198,090